Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2022	2021
Land and land improvements	$16,764	$15,588
Buildings and improvements	52,974	48,603
Machinery and equipment	8,567	7,122
Office furniture and fixtures	9,638	8,773
Vehicles	865	791
Construction in progress	11	1,448
	88,819	82,325
Less accumulated depreciation and amortization	(32,014)	(28,987)
Property and equipment, net	$56,805	$53,338